Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Schedule of reconciliation of lease liabilities

	Year ended December 31
in € thousand	2023	2022
OPENING NET BOOK VALUE	53,574	56,822
Additions	3,759	1,629
Revaluation due to variable payments	(2)	859
Termination of contracts	(22,539)	—
Lease payments	(4,286)	(3,900)
Interest expenses	1,183	833
Exchange rate differences	280	(2,669)
CLOSING NET BOOK VALUE	31,969	53,574

Disclosure of maturity analysis of lease payments
The maturity of non-current lease liabilities is as follows:

	Year ended December 31
in € thousand	2023	2022
Between 1-3 years	5,313	4,573
Between 3-5 years	5,414	4,608
Over 5 years	18,362	18,982
NON-CURRENT LEASE LIABILITIES	29,090	28,163
Current lease liabilities	2,879	25,411
TOTAL LEASE LIABILITIES	31,969	53,574

Disclosure of lease liabilities by currency
The carrying amounts of the Group’s lease liabilities are denominated in the following currencies:

	Year ended December 31
in € thousand	2023	2022
EUR	1,479	24,694
SEK	28,308	27,314
Other	2,182	1,566
TOTAL LEASE LIABILITIES	31,969	53,574